Shareholder Report, Holdings (Details) - Fidelity SAI Municipal Money Market Fund	Mar. 31, 2026
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	99.90%
AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	100.00%